Intangible Assets, Net (Details Narrative) - USD ($)						9 Months Ended		12 Months Ended
	Dec. 12, 2020	Jun. 23, 2020	Jun. 22, 2020	Feb. 20, 2019	Jan. 14, 2019	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares issued to acquire assets, value							$ 201,187	$ 217,012
Cash payments						$ 177,530			$ 550,000
Intangible assets, net								$ 0
Mediiusa Group Inc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares issued to acquire assets	50,000	50,000
Shares issued to acquire assets, value	$ 15,825	$ 69,375
S R A X Inc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares issued to acquire assets			185,000
Shares issued to acquire assets, value			$ 131,812
License And Acquisition Agreement [Member] | Hudilab Inc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares issued to acquire assets					25,000
Shares issued to acquire assets, value					$ 382,500
Asset Purchase Agreements [Member] | Seven Chakras L L C [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares issued to acquire assets				3,333
Shares issued to acquire assets, value				$ 49,500
Cash payments				$ 50,000